Note 9 - Asset Retirement Obligations - Continuity of Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Beginning balance	$ 3,126	$ 1,790
Change in estimate from discounting	(562)	126
Accretion	100	0
Change in estimate of costs	178	1,210
Transferred to held for sale	0	0
Ending balance	$ 2,842	$ 3,126